UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-21601

Registrant Name:	PIMCO Income Strategy Fund II

Address of Principal Executive Offices:	1633 Broadway
New York, NY 10019

Name and Address of Agent for Service:	William G. Galipeau
650 Newport Center Drive
Newport Beach, CA 92660

Registrant’s telephone number, including area code:	(844) 337-4626

Date of Fiscal Year End:	July 31

Date of Reporting Period:	April 30, 2017

Item 1. Schedule of Investments

Schedule of Investments

PIMCO Income Strategy Fund II

April 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 123.9%
LOAN PARTICIPATIONS AND ASSIGNMENTS 3.1%
Air Methods Corp.
TBD% due 04/05/2024		$100	$100
BMC Software Finance, Inc.
5.000% due 09/10/2020		7,079	7,122
Forbes Energy Services LLC
6.155% - 7.000% due 04/13/2021		264	236
iHeartCommunications, Inc.
7.743% due 01/30/2019		6,800	5,839
Lightstone Generation LLC
6.539% due 01/30/2024		2,000	2,014
Sequa Corp.
TBD% due 11/26/2021		230	233
TBD% due 04/13/2022		90	92
Team Health Holdings, Inc.
3.750% due 02/06/2024		400	398
UPC Financing Partnership
3.744% due 04/15/2025		200	201
Vistra Operations Co. LLC
4.244% - 4.283% due 12/14/2023		599	601
Westmoreland Coal Co.
7.647% due 12/16/2020		2,089	1,927

Total Loan Participations and Assignments (Cost $19,217)			18,763

CORPORATE BONDS & NOTES 55.0%
BANKING & FINANCE 28.6%
AGFC Capital Trust
2.908% due 01/15/2067		1,800	981
Ally Financial, Inc.
8.000% due 11/01/2031		4,610	5,509
ASP AMC Merger Sub, Inc.
8.000% due 05/15/2025		112	111
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 (h)	EUR	1,600	1,806
Banco do Brasil S.A.
6.250% due 04/15/2024 (h)		$3,700	3,261
9.000% due 06/18/2024 (h)		4,509	4,775
Banco Espirito Santo S.A.
2.625% due 05/08/2017 ^	EUR	3,000	948
4.000% due 01/21/2019 ^		8,100	2,559
4.750% due 01/15/2018 ^		2,300	727
Banco Santander S.A.
6.250% due 09/11/2021 (h)		1,600	1,785
Barclays Bank PLC
7.625% due 11/21/2022		$4,400	4,826
Barclays PLC
6.500% due 09/15/2019 (h)	EUR	1,900	2,163
7.875% due 09/15/2022 (h)	GBP	415	574
8.000% due 12/15/2020 (h)	EUR	4,100	4,943
Blackstone CQP Holdco LP
6.500% due 03/20/2021		$5,000	5,039
BNP Paribas S.A.
7.375% due 08/19/2025 (h)(k)		4,110	4,377
Cantor Fitzgerald LP
6.500% due 06/17/2022 (k)		8,500	9,396
CBL & Associates LP
5.950% due 12/15/2026 (k)		2,200	2,164
Co-operative Group Holdings Ltd.
7.500% due 07/08/2026	GBP	6,150	9,515
Cooperatieve Rabobank UA
6.625% due 06/29/2021 (h)	EUR	1,200	1,452
Credit Agricole S.A.
7.875% due 01/23/2024 (h)		$3,500	3,753
Credit Suisse Group AG
7.500% due 12/11/2023 (h)		7,243	8,050
CyrusOne LP
5.000% due 03/15/2024		36	37
5.375% due 03/15/2027		18	19
Flagstar Bancorp, Inc.
6.125% due 07/15/2021		3,500	3,751
GSPA Monetization Trust
6.422% due 10/09/2029 (k)		3,748	4,258
HSBC Holdings PLC
6.000% due 09/29/2023 (h)	EUR	3,530	4,257

Jefferies Finance LLC
6.875% due 04/15/2022 (k)		$6,850	6,850
7.375% due 04/01/2020		2,890	2,970
7.500% due 04/15/2021		347	360
Jefferies LoanCore LLC
6.875% due 06/01/2020		200	204
Lloyds Banking Group PLC
7.625% due 06/27/2023 (h)	GBP	2,300	3,323
MPT Operating Partnership LP
5.250% due 08/01/2026		$1,292	1,331
Nationwide Building Society
10.250% due 06/29/2049 (h)	GBP	13	2,357
Navient Corp.
4.875% due 06/17/2019		$500	517
5.500% due 01/15/2019		8,300	8,642
5.625% due 08/01/2033		145	117
Novo Banco S.A.
5.000% due 04/04/2019	EUR	311	289
5.000% due 04/23/2019		653	606
5.000% due 05/14/2019		431	400
5.000% due 05/21/2019		241	224
5.000% due 05/23/2019		240	223
OneMain Financial Holdings LLC
6.750% due 12/15/2019		$1,353	1,427
PHH Corp.
6.375% due 08/15/2021		570	577
7.375% due 09/01/2019		700	756
Rio Oil Finance Trust
9.250% due 07/06/2024		2,727	2,812
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (h)(k)		4,080	4,236
8.000% due 08/10/2025 (h)(k)		5,190	5,398
8.625% due 08/15/2021 (h)		1,700	1,839
Santander UK Group Holdings PLC
7.375% due 06/24/2022 (h)	GBP	4,100	5,667
Spirit Realty LP
4.450% due 09/15/2026		$1,500	1,490
Springleaf Finance Corp.
5.250% due 12/15/2019		675	685
8.250% due 12/15/2020		3,100	3,404
Tempo Acquisition LLC
6.750% due 06/01/2025 (c)		30	31
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	4,414	5,899
6.052% due 10/13/2039		2,608	3,741
TIG FinCo PLC
8.500% due 03/02/2020		687	913
8.750% due 04/02/2020		10,104	12,817

			171,141

INDUSTRIALS 20.2%
Altice Financing S.A.
7.500% due 05/15/2026 (k)		$3,200	3,464
BMC Software Finance, Inc.
8.125% due 07/15/2021		1,800	1,839
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (d)(k)		4,650	4,665
BWAY Holding Co.
5.500% due 04/15/2024		31	31
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020 ^		1,475	1,807
9.000% due 02/15/2020 ^		2,262	2,774
11.250% due 06/01/2017 ^		9,662	11,546
Cedar Fair LP
5.375% due 04/15/2027		30	31
Charter Communications Operating LLC
5.375% due 05/01/2047		66	68
Chesapeake Energy Corp.
4.408% due 04/15/2019		134	134
Chobani LLC
7.500% due 04/15/2025		20	21
CommScope Technologies LLC
5.000% due 03/15/2027		2	2
Community Health Systems, Inc.
6.250% due 03/31/2023		161	164
CSN Resources S.A.
6.500% due 07/21/2020		535	435
Cumberland Farms, Inc.
6.750% due 05/01/2025		7	7
Diamond Resorts International, Inc.
10.750% due 09/01/2024		2,500	2,664
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021		800	804
Dynegy, Inc.
8.034% due 02/02/2024		2,331	2,150

Eagle Holding Co. LLC
7.625% due 05/15/2022 (c)(d)		40	41
EW Scripps Co.
5.125% due 05/15/2025		23	24
Ferroglobe PLC
9.375% due 03/01/2022		2,100	2,200
Ford Motor Co.
7.700% due 05/15/2097 (k)		10,460	12,795
Fresh Market, Inc.
9.750% due 05/01/2023		8,000	6,670
HCA, Inc.
4.500% due 02/15/2027		940	951
7.500% due 11/15/2095		1,200	1,188
Hexion, Inc.
10.375% due 02/01/2022		47	48
13.750% due 02/01/2022		48	47
iHeartCommunications, Inc.
9.000% due 09/15/2022		3,450	2,618
Intelsat Luxembourg S.A.
7.750% due 06/01/2021		6,888	4,021
8.125% due 06/01/2023		7,535	4,333
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		7,420	7,123
Kinder Morgan Energy Partners LP
6.375% due 03/01/2041		400	440
Kinder Morgan, Inc.
7.800% due 08/01/2031 (k)		3,500	4,459
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023		300	257
Murphy Oil USA, Inc.
5.625% due 05/01/2027		19	20
N&W Global Vending SpA
7.000% due 10/15/2023	EUR	100	115
New Albertson’s, Inc.
6.570% due 02/23/2028		$6,800	5,134
Petroleos Mexicanos
5.375% due 03/13/2022		90	95
6.500% due 03/13/2027		256	277
Prime Security Services Borrower LLC
9.250% due 05/15/2023 (k)		985	1,079
Russian Railways via RZD Capital PLC
7.487% due 03/25/2031	GBP	1,300	2,069
Sabine Pass Liquefaction LLC
5.875% due 06/30/2026 (k)		$2,500	2,793
Safeway, Inc.
7.250% due 02/01/2031 (k)		245	238
Scientific Games International, Inc.
10.000% due 12/01/2022		2,150	2,337
SFR Group S.A.
7.375% due 05/01/2026 (k)		5,564	5,877
Spanish Broadcasting System, Inc.
12.500% due 04/15/2017		2,100	2,155
Spirit Issuer PLC
3.042% due 12/28/2031	GBP	1,000	1,244
6.582% due 12/28/2027		1,000	1,418
Sugarhouse HSP Gaming Prop Mezz LP
5.875% due 05/15/2025 (c)		$32	32
Symantec Corp.
5.000% due 04/15/2025		45	47
Team Health Holdings, Inc.
6.375% due 02/01/2025		17	17
Transocean, Inc.
9.000% due 07/15/2023		596	638
UCP, Inc.
8.500% due 10/21/2017		2,000	1,988
Ultra Resources, Inc.
7.125% due 04/15/2025		13	13
Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	3,879	5,594
6.542% due 03/30/2021		1,244	1,759
Valeant Pharmaceuticals International, Inc.
6.500% due 03/15/2022		$89	91
7.000% due 03/15/2024		171	175
Westmoreland Coal Co.
8.750% due 01/01/2022		6,335	5,892

			120,918

UTILITIES 6.2%
Frontier Communications Corp.
11.000% due 09/15/2025		570	552
Gazprom Neft OAO Via GPN Capital S.A.
6.000% due 11/27/2023 (k)		13,900	15,080
Northwestern Bell Telephone
7.750% due 05/01/2030		12,625	14,275

Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		358	217
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 (i)		3,858	1,574
6.750% due 10/01/2023 (i)		4,221	1,678
Petrobras Global Finance BV
6.125% due 01/17/2022		181	190
6.625% due 01/16/2034	GBP	100	127
6.750% due 01/27/2041		$2,400	2,274
7.375% due 01/17/2027		220	237
Sprint Capital Corp.
6.900% due 05/01/2019		1,100	1,184

			37,388

Total Corporate Bonds & Notes (Cost $322,732)			329,447

CONVERTIBLE BONDS & NOTES 0.7%
INDUSTRIALS 0.7%
DISH Network Corp.
3.375% due 08/15/2026		3,400	4,178

Total Convertible Bonds & Notes (Cost $3,400)			4,178

MUNICIPAL BONDS & NOTES 7.3%
CALIFORNIA 1.2%
Riverside County, California Redevelopment Successor Agency Tax Allocation Bonds, Series 2010
7.500% due 10/01/2030		1,200	1,295
San Francisco, California City & County Redevelopment Agency Tax Allocation Bonds, Series 2009
8.406% due 08/01/2039		1,650	2,214
Stockton Public Financing Authority, California Revenue Bonds, (BABs), Series 2009
7.942% due 10/01/2038		3,500	3,899

			7,408

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		180	181
7.750% due 01/01/2042		330	341

			522

OHIO 3.5%
Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111		21,000	20,814

VIRGINIA 0.1%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
6.706% due 06/01/2046		835	708

WEST VIRGINIA 2.4%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (f)		45,700	2,332
7.467% due 06/01/2047		12,535	12,123

			14,455

Total Municipal Bonds & Notes (Cost $38,572)			43,907

U.S. GOVERNMENT AGENCIES 2.1%
Fannie Mae
3.500% due 02/25/2042 (a)		1,177	152
4.500% due 11/25/2042 (a)		3,091	565
5.241% due 01/25/2029		400	435
5.259% due 01/25/2040 (a)		427	72
Freddie Mac
3.000% due 02/15/2033 (a)		2,538	299
3.500% due 12/15/2032 (a)		4,272	650
7.923% due 11/25/2055		8,768	4,939
8.541% due 12/25/2027		2,897	3,274
9.379% due 09/15/2035		776	1,185
11.741% due 03/25/2025		738	947
Ginnie Mae
3.500% due 06/20/2042 - 10/20/2042 (a)		928	132
4.000% due 10/16/2042 - 10/20/2042 (a)		562	77

Total U.S. Government Agencies (Cost $11,978)			12,727

NON-AGENCY MORTGAGE-BACKED SECURITIES 23.2%
Banc of America Alternative Loan Trust
6.000% due 01/25/2036 ^		133	123

Banc of America Funding Corp.
6.000% due 01/25/2037		7,920	6,084
Banc of America Funding Trust
3.549% due 01/20/2047 ^		1,526	1,336
BCAP LLC Trust
3.258% due 08/28/2037		6,837	5,429
3.527% due 05/26/2036		113	2
3.949% due 09/26/2036		5,391	4,682
4.245% due 07/26/2037		12,237	11,069
4.506% due 08/26/2037		14,088	9,023
5.075% due 03/26/2037		1,083	334
5.750% due 12/26/2035		5,133	4,272
6.250% due 11/26/2036		5,252	4,559
8.480% due 05/26/2037		1,940	614
12.905% due 06/26/2036		482	193
Bear Stearns ALT-A Trust
1.491% due 01/25/2036 ^		1,668	1,503
3.151% due 11/25/2036 ^		547	446
3.175% due 11/25/2035		8,627	7,403
3.220% due 09/25/2047 ^		7,497	5,338
3.319% due 09/25/2035 ^		792	642
Chase Mortgage Finance Trust
3.196% due 12/25/2035 ^		12	12
5.500% due 05/25/2036 ^		43	37
Citicorp Mortgage Securities Trust
5.500% due 04/25/2037		121	120
6.000% due 09/25/2037		1,464	1,519
Commercial Mortgage Loan Trust
6.310% due 12/10/2049		2,161	1,383
Countrywide Alternative Loan Resecuritization Trust
6.000% due 05/25/2036 ^		3,256	2,706
6.000% due 08/25/2037 ^		1,421	1,099
Countrywide Alternative Loan Trust
3.404% due 04/25/2036 ^		1,449	997
5.500% due 03/25/2035		377	294
5.500% due 01/25/2036		905	774
5.500% due 03/25/2036 ^		156	123
5.750% due 01/25/2035		475	477
5.750% due 02/25/2035		507	484
5.750% due 12/25/2036 ^		951	663
6.000% due 02/25/2035		456	463
6.000% due 04/25/2036		687	538
6.000% due 04/25/2037 ^		2,296	1,682
6.250% due 11/25/2036 ^		972	856
6.250% due 12/25/2036 ^		692	502
6.500% due 08/25/2036 ^		619	410
Countrywide Home Loan Mortgage Pass-Through Trust
1.571% due 03/25/2035 ^		5,996	4,739
6.000% due 07/25/2037		2,267	1,810
6.250% due 09/25/2036 ^		785	657
Credit Suisse First Boston Mortgage Securities Corp.
6.000% due 11/25/2035 ^		602	484
Credit Suisse Mortgage Capital Certificates
3.309% due 10/26/2036		7,451	4,700
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.750% due 04/25/2036 ^		204	158
Epic Drummond Ltd.
0.499% due 01/25/2022	EUR	137	147
First Horizon Alternative Mortgage Securities Trust
6.000% due 08/25/2036 ^		$1,498	1,251
First Horizon Mortgage Pass-Through Trust
3.000% due 11/25/2035 ^		482	417
3.315% due 05/25/2037 ^		505	416
GS Mortgage Securities Trust
5.622% due 11/10/2039		1,045	987
IndyMac Mortgage Loan Trust
6.500% due 07/25/2037 ^		3,753	2,448
JPMorgan Alternative Loan Trust
3.073% due 03/25/2037 ^		1,440	1,286
3.349% due 05/25/2036 ^		2,446	1,865
3.352% due 03/25/2036 ^		2,596	2,068
JPMorgan Chase Commercial Mortgage Securities Trust
5.623% due 05/12/2045		1,634	1,408
JPMorgan Mortgage Trust
3.271% due 10/25/2035		370	356
3.342% due 02/25/2036 ^		544	483
6.500% due 09/25/2035		131	129
LB-UBS Commercial Mortgage Trust
5.407% due 11/15/2038		925	714
5.562% due 02/15/2040		1,406	1,051
Lehman Mortgage Trust
6.000% due 07/25/2037 ^		1,328	1,188
6.500% due 09/25/2037 ^		3,283	2,421
Lehman XS Trust
1.211% due 06/25/2047		2,966	2,448

MASTR Asset Securitization Trust
6.500% due 11/25/2037 ^		620	474
Merrill Lynch Mortgage Investors Trust
3.205% due 03/25/2036 ^		2,289	1,663
Morgan Stanley Capital Trust
6.126% due 06/11/2049		2,400	2,288
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.976% due 05/25/2035 ^		15	12
RBSSP Resecuritization Trust
1.142% due 02/26/2047		3,207	3,209
Residential Accredit Loans, Inc. Trust
4.218% due 12/26/2034 ^		1,432	1,126
6.000% due 08/25/2036 ^		450	381
Residential Asset Securitization Trust
5.750% due 02/25/2036 ^		1,305	1,005
6.000% due 07/25/2037 ^		1,743	1,259
6.250% due 09/25/2037 ^		3,015	2,159
Residential Funding Mortgage Securities, Inc. Trust
4.023% due 09/25/2035		1,215	1,049
4.368% due 08/25/2036 ^		1,850	1,628
Structured Adjustable Rate Mortgage Loan Trust
3.252% due 11/25/2036 ^		3,454	2,654
3.287% due 07/25/2036 ^		806	638
3.297% due 01/25/2036 ^		2,891	2,184
Suntrust Adjustable Rate Mortgage Loan Trust
3.546% due 02/25/2037 ^		386	344
WaMu Mortgage Pass-Through Certificates Trust
2.995% due 10/25/2036 ^		1,097	870
3.090% due 02/25/2037 ^		736	696
3.780% due 05/25/2037 ^		1,735	1,595
4.341% due 07/25/2037 ^		1,311	1,201
Wells Fargo Mortgage-Backed Securities Trust
3.169% due 07/25/2036 ^		398	398
5.750% due 03/25/2037 ^		365	360

Total Non-Agency Mortgage-Backed Securities (Cost $133,006)			139,015

ASSET-BACKED SECURITIES 19.9%
Airspeed Ltd.
1.264% due 06/15/2032		3,312	2,753
Apidos CLO
0.000% due 07/22/2026		1,500	840
Argent Securities Trust
1.181% due 03/25/2036		4,155	2,235
Bear Stearns Asset-Backed Securities Trust
1.131% due 10/25/2036 ^		6,131	5,700
6.500% due 10/25/2036 ^		374	286
CIFC Funding Ltd.
0.000% due 05/24/2026 (f)		2,400	1,678
0.000% due 07/22/2026		1,500	894
Citigroup Mortgage Loan Trust, Inc.
1.141% due 12/25/2036		16,541	8,786
1.151% due 12/25/2036		4,420	2,726
Cork Street CLO Designated Activity Co.
0.000% due 11/27/2028	EUR	2,366	2,232
3.600% due 11/27/2028		1,062	1,158
4.500% due 11/27/2028		929	1,015
6.200% due 11/27/2028		1,150	1,259
Countrywide Asset-Backed Certificates
1.131% due 12/25/2046		$16,816	12,618
1.131% due 06/25/2047 ^		1,850	1,420
1.161% due 03/25/2037		2,788	2,564
1.191% due 06/25/2047		11,574	8,961
Countrywide Asset-Backed Certificates Trust
1.741% due 11/25/2035		4,008	3,146
Fremont Home Loan Trust
1.141% due 01/25/2037		15,721	8,525
Grosvenor Place CLO BV
0.000% due 04/30/2029	EUR	500	437
HSI Asset Securitization Corp. Trust
0.000% due 10/25/2036 (b)(f)		$3,446	1,619
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
1.151% due 07/25/2037		3,459	2,187
JPMorgan Mortgage Acquisition Corp.
1.281% due 01/25/2036		796	770
Lehman XS Trust
6.290% due 06/24/2046		4,021	3,682
Long Beach Mortgage Loan Trust
1.291% due 01/25/2036		5,000	3,739
MASTR Asset-Backed Securities Trust
5.233% due 11/25/2035		8	7
Merrill Lynch Mortgage Investors Trust
1.151% due 04/25/2037		596	334
Morgan Stanley Mortgage Loan Trust
6.250% due 07/25/2047 ^		813	575

SLM Student Loan Trust
0.000% due 10/28/2029 (f)		1	1,317
0.000% due 01/25/2042 (f)		4	3,432
SoFi Professional Loan Program LLC
0.000% due 05/25/2040 (f)		4,400	2,295
South Coast Funding Ltd.
1.634% due 08/10/2038		12,608	2,553
Specialty Underwriting & Residential Finance Trust
1.491% due 09/25/2036		14,080	11,329
Taberna Preferred Funding Ltd.
1.394% due 12/05/2036		5,357	4,152
1.414% due 08/05/2036		473	341
1.414% due 08/05/2036 ^		9,344	6,728
1.620% due 07/05/2035		6,024	4,879

Total Asset-Backed Securities (Cost $118,203)			119,172

SOVEREIGN ISSUES 2.4%
Argentine Government International Bond
7.820% due 12/31/2033	EUR	5,033	5,922
Autonomous Community of Catalonia
4.900% due 09/15/2021		1,500	1,733
Autonomous Community of Valencia
2.013% due 09/04/2017		2,500	2,738
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	204,000	1,807
4.750% due 04/17/2019	EUR	300	318
Saudi Government International Bond
3.250% due 10/26/2026		$200	196
4.500% due 10/26/2046		1,600	1,584

Total Sovereign Issues (Cost $14,191)			14,298

	SHARES
COMMON STOCKS 0.3%
FINANCIALS 0.1%
TIG FinCo PLC (i)		581,384	753

INDUSTRIALS 0.2%
Forbes Energy Services Ltd.		21,825	944

Total Common Stocks (Cost $1,786)			1,697

WARRANTS 0.0%
INDUSTRIALS 0.0%
Sequa Corp. - Exp. 04/24/2028		819,000	0

UTILITIES 0.0%
Dynegy, Inc. - Exp. 02/02/2024		92,973	34

Total Warrants (Cost $244)			34

PREFERRED SECURITIES 4.8%
BANKING & FINANCE 2.3%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (h)		10,950	13,468

INDUSTRIALS 2.5%
Sequa Corp.
9.000%		15,193	15,193

Total Preferred Securities (Cost $28,087)			28,661

SHORT-TERM INSTRUMENTS 5.1%
REPURCHASE AGREEMENTS (j) 4.5%		26,744

	PRINCIPAL AMOUNT (000S)
SHORT-TERM NOTES 0.0%
Federal Home Loan Bank
0.558% due 05/22/2017 (g)	$282	282

U.S. TREASURY BILLS 0.6%
0.691% due 05/04/2017 - 05/25/2017 (e)(f)(n)	3,648	3,647

Total Short-Term Instruments (Cost $30,673)		30,673

Total Investments in Securities (Cost $722,089)		742,572

Total Investments 123.9% (Cost $722,089)		$742,572
Financial Derivative Instruments (l)(m) (0.6)% (Cost or Premiums, net $(1,679))		(3,682)
Preferred Shares (15.4)%		(92,450)
Other Assets and Liabilities, net (7.9)%		(47,132)

Net Assets Applicable to Common Shareholders 100.0%		$599,308

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	When-issued security.

(d)	Payment in-kind security.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

(g)	Coupon represents a yield to maturity.

(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(i)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Odebrecht Offshore Drilling Finance Ltd. 6.625% due 10/01/2023	04/09/2015 - 07/30/2015	$3,043	$1,574	0.26%
Odebrecht Offshore Drilling Finance Ltd. 6.750% due 10/01/2023	04/09/2015 - 07/30/2015	2,555	1,678	0.28
TIG FinCo PLC	04/02/2015 - 02/24/2017	842	753	0.13

		$6,440	$4,005	0.67%

Borrowings and Other Financing Transactions

(j)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
NOM	0.750%	04/28/2017	05/01/2017	$2,400	U.S. Treasury Notes 1.750% due 04/30/2022	$(2,430)	$2,400	$2,400
SSB	0.050	04/28/2017	05/01/2017	8,144	U.S. Treasury Notes 1.625% due 12/31/2019 (2)	(8,310)	8,144	8,144
TDM	1.000	04/28/2017	05/01/2017	16,200	U.S. Treasury Notes 1.375% due 03/31/2020	(16,573)	16,200	16,202

Total Repurchase Agreements						$(27,313)	$26,744	$26,746

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Settlement Date	Maturity Date		Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BCY	0.000%	04/28/2017	TBD	(4)	$(1,995)	$(1,995)
	0.250	03/17/2017	TBD	(4)	(879)	(879)
BPS	1.550	03/22/2017	06/02/2017		(5,106)	(5,115)
	1.950	03/22/2017	06/08/2017		(2,585)	(2,591)
JML	1.750	04/12/2017	05/05/2017		(8,830)	(8,838)
MSC	1.530	04/20/2017	05/02/2017		(3,789)	(3,791)
RBC	1.950	04/20/2017	06/12/2017		(951)	(952)
	2.020	01/09/2017	07/10/2017		(5,300)	(5,333)
	2.050	02/06/2017	05/11/2017		(2,472)	(2,484)
	2.050	02/06/2017	08/07/2017		(5,793)	(5,821)
RDR	1.450	02/03/2017	05/02/2017		(4,152)	(4,166)
	1.570	05/02/2017	08/02/2017		(4,268)	(4,268)
	2.050	05/11/2017	08/07/2017		(2,472)	(2,472)
UBS	1.560	04/07/2017	07/07/2017		(8,188)	(8,196)
	1.850	02/28/2017	05/26/2017		(3,248)	(3,258)
	1.900	02/22/2017	05/23/2017		(3,404)	(3,416)
	1.920	03/14/2017	06/14/2017		(4,230)	(4,241)

Total Reverse Repurchase Agreements						$(67,816)

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)	The average amount of borrowings outstanding during the period ended April 30, 2017 was $(63,604) at a weighted average interest rate of 1.491%.
(4)	Open maturity reverse repurchase agreement.

(k)	Securities with an aggregate market value of $75,365 have been pledged as collateral under the terms of master agreements as of April 30, 2017.

(l)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$8,827	$803	$122	$5	$0
CDX.HY-25 5-Year Index	5.000	12/20/2020	7,575	653	673	5	0
CDX.HY-26 5-Year Index	5.000	06/20/2021	1,287	119	61	1	0
CDX.HY-27 5-Year Index	5.000	12/20/2021	832	73	12	0	0
CDX.HY-28 5-Year Index	5.000	06/20/2022	2,100	172	29	1	0

				$1,820	$897	$12	$0

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	2.750%	06/17/2025		$149,020	$7,696	$(1,395)	$137	$0
Pay	3-Month USD-LIBOR	2.250	06/15/2026		26,800	212	(1,055)	26	0
Pay	3-Month USD-LIBOR	3.500	06/19/2044		201,500	41,307	47,879	545	0
Receive	3-Month USD-LIBOR	2.250	12/21/2046		31,900	1,690	4,593	0	(92)
Receive (4)	3-Month USD-LIBOR	1.750	06/21/2047		313,100	56,690	1,409	0	(837)
Pay	6-Month AUD-BBR-BBSW	3.000	12/17/2019	AUD	12,900	247	62	6	0
Pay	6-Month AUD-BBR-BBSW	3.500	06/17/2025		8,100	379	178	15	0

						$108,221	$51,671	$729	$(929)

Total Swap Agreements						$110,041	$52,568	$741	$(929)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	This instrument has a forward starting effective date.

Cash of $9,887 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of April 30, 2017.

(m)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	05/2017	BRL	884		$286	$7	$0
	05/2017	GBP	138		177	0	(2)
	05/2017	JPY	204,255		1,839	6	0
	05/2017		$276	BRL	884	2	0
	05/2017		3,562	GBP	2,775	32	0
BPS	05/2017	EUR	37,441		$40,431	0	(353)
	05/2017		$39,903	EUR	36,575	0	(62)
	06/2017	EUR	36,575		$39,960	62	0
CBK	05/2017	GBP	2,774		3,558	0	(35)
FBF	05/2017		2,761		3,541	0	(35)
GLM	05/2017		47,837		59,482	0	(2,477)
	05/2017		$525	EUR	494	13	0
	05/2017		64,803	GBP	50,581	709	0
	06/2017	GBP	47,801		$61,286	0	(675)
JPM	05/2017	AUD	794		604	9	0
MSB	05/2017		$3,714	GBP	2,934	87	0
	05/2017		1,836	JPY	204,255	0	(4)
	06/2017	JPY	204,255		$1,838	4	0
SCX	05/2017	BRL	884		276	0	(2)
	05/2017		$285	BRL	884	0	(6)
	06/2017	BRL	884		$282	6	0
UAG	05/2017		$397	EUR	372	8	0

Total Forward Foreign Currency Contracts						$945	$(3,651)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at April 30, 2017 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Petrobras Global Finance BV	1.000%	12/20/2024	3.625%	$1,000	$(195)	$31	$0	$(164)
GST	Petrobras Global Finance BV	1.000	09/20/2020	1.972	10	(1)	1	0	0
	Petrobras Global Finance BV	1.000	12/20/2021	2.703	100	(16)	9	0	(7)
	Petrobras Global Finance BV	1.000	12/20/2024	3.625	1,400	(278)	48	0	(230)
HUS	Petrobras Global Finance BV	1.000	12/20/2019	1.500	300	(25)	21	0	(4)
	Petrobras Global Finance BV	1.000	09/20/2020	1.972	40	(6)	5	0	(1)
	Petrobras Global Finance BV	1.000	12/20/2024	3.625	1,700	(353)	73	0	(280)
MYC	Petrobras Global Finance BV	1.000	12/20/2019	1.500	8,700	(805)	703	0	(102)

						$(1,679)	$891	$0	$(788)

Total Swap Agreements						$(1,679)	$891	$0	$(788)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(n)	Securities with an aggregate market value of $3,647 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of April 30, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 04/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$16,600	$2,163	$18,763
Corporate Bonds & Notes
Banking & Finance	0	166,883	4,258	171,141
Industrials	0	118,930	1,988	120,918
Utilities	0	37,388	0	37,388
Convertible Bonds & Notes
Industrials	0	4,178	0	4,178
Municipal Bonds & Notes
California	0	7,408	0	7,408
Illinois	0	522	0	522
Ohio	0	20,814	0	20,814
Virginia	0	708	0	708
West Virginia	0	14,455	0	14,455
U.S. Government Agencies	0	7,788	4,939	12,727
Non-Agency Mortgage-Backed Securities	0	139,015	0	139,015
Asset-Backed Securities	0	112,128	7,044	119,172
Sovereign Issues	0	14,298	0	14,298
Common Stocks
Financials	0	0	753	753
Industrials	0	0	944	944
Warrants
Utilities	0	34	0	34
Preferred Securities
Banking & Finance	0	13,468	0	13,468
Industrials	15,193	0	0	15,193
Short-Term Instruments
Repurchase Agreements	0	26,744	0	26,744
Short-Term Notes	0	282	0	282
U.S. Treasury Bills	0	3,647	0	3,647

Total Investments	$15,193	$705,290	$22,089	$742,572

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	741	0	741
Over the counter	0	945	0	945
	$0	$1,686	$0	$1,686

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(929)	0	(929)
Over the counter	0	(4,439)	0	(4,439)

	$0	$(5,368)	$0	$(5,368)

Total Financial Derivative Instruments	$0	$(3,682)	$0	$(3,682)

Totals	$15,193	$701,608	$22,089	$738,890

There were no significant transfers among Levels 1 and 2 during the period ended April 30, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended April 30, 2017:

Category and Subcategory	Beginning Balance at 07/31/2016	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 04/30/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 04/30/2017 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,911	$(11)	$49	$2	$212	$0	$0	$2,163	$212
Corporate Bonds & Notes
Banking & Finance	5,517	0	(1,217)	2	153	(197)	0	0	4,258	(32)
Industrials	1,991	0	0	2	0	(5)	0	0	1,988	(5)
U.S. Government Agencies	4,736	0	(60)	51	24	188	0	0	4,939	184
Asset-Backed Securities	5,917	2,295	0	7	0	(1,175)	0	0	7,044	(1,175)
Common Stocks
Financials	316	105	0	0	0	332	0	0	753	332
Industrials	0	944	0	0	0	0	0	0	944	0

Totals	$18,477	$5,255	$(1,288)	$111	$179	$(645)	$0	$0	$22,089	$(484)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 04/30/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$1,927	Third Party Vendor	Broker Quote	92.250
	236	Proxy Pricing	Base Price	89.190
Corporate Bonds & Notes
Banking & Finance	4,258	Proxy Pricing	Base Price	114.000
Industrials	1,988	Proxy Pricing	Base Price	99.500
U.S. Government Agencies	4,939	Proxy Pricing	Base Price	56.313
Asset-Backed Securities	7,044	Proxy Pricing	Base Price	52.170-89,450
Common Stocks
Financials	753	Other Valuation Techniques (2)	—	—
Industrials	944	Other Valuation Techniques (2)	—	—

Total	$22,089

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at April 30, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.
(2)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Fund, by the total number of shares outstanding of that Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (the “SEC”).

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Manager. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments valued (denominated) in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates (currency spot and forward rates) obtained from Pricing Services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or based on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Short-term debt instruments having a remaining maturity of 60 days or less are categorized as Level 3 of the fair value hierarchy.

The validity of the fair value is reviewed by the Manager on a periodic basis and may be amended in accordance with the Fund’s valuation procedures.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund’s tax positions for all open tax years. As of April 30, 2017, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years from 2014-2016, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of April 30, 2017, the aggregate cost and the net unrealized appreciation (depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation) (1)
$ 722,089	$46,741	$(26,258)	$20,483

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	HUS	HSBC Bank USA N.A.	RBC	Royal Bank of Canada
BOA	Bank of America N.A.	JML	JP Morgan Securities Plc	RDR	RBC Capital Markets
BPS	BNP Paribas S.A.	JPM	JPMorgan Chase Bank N.A.	SCX	Standard Chartered Bank
CBK	Citibank N.A.	MSB	Morgan Stanley Bank, N.A	SSB	State Street Bank and Trust Co.
FBF	Credit Suisse International	MSC	Morgan Stanley & Co., Inc.	TDM	TD Securities (USA) LLC
GLM	Goldman Sachs Bank USA	MYC	Morgan Stanley Capital Services, Inc.	UAG	UBS AG Stamford
GST	Goldman Sachs International	NOM	Nomura Securities International Inc.	UBS	UBS Securities LLC

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	JPY	Japanese Yen
BRL	Brazilian Real	GBP	British Pound	USD (or $)	United States Dollar

Index/Spread Abbreviations:
CDX.HY	Credit Derivatives Index - High Yield

Other Abbreviations:
ALT	Alternate Loan Trust	BBSW	Bank Bill Swap Reference Rate	PIK	Payment-in-Kind
BABs	Build America Bonds	CLO	Collateralized Loan Obligation	TBD	To Be Determined
BBR	Bank Bill Rate	LIBOR	London Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles

Item 2. Controls and Procedures

(a)	The principal executive officer and principal financial & accounting officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial & accounting officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Income Strategy Fund II

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: June 27, 2017

By: /s/ William G. Galipeau
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: June 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: June 27, 2017

By: /s/ William G. Galipeau
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: June 27, 2017